ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 6, 2026

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are the definitive forms of Prospectus, each dated March 31, 2026, for the Funds identified in Exhibit A below, each a series of the Trust. Definitive copies are being filed to reflect the correction of certain non-material typographical errors within the Prospectus for the Funds contained in Post-Effective Amendment No. 345 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 30, 2026 via EDGAR (Accession No. 0001398344-26-005876).

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus and Statement of Additional Information for each series of the Trust identified in Exhibit B below, each dated March 31, 2026, do not differ from those filed in Post-Effective Amendment No. 345 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 30, 2026 via EDGAR (Accession No. 0001398344-26-005876).

Sincerely,

/s/ Brendan Hamill

Brendan Hamill

Secretary

cc:	Adam C. Teufel, Esq. Dechert LLP

Exhibit A

Funds

ALPS | BBH Intermediate Municipal Bond ETF

ALPS | O’Shares U.S. Quality Dividend ETF

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

ALPS | O’Shares Global Internet Giants ETF

ALPS | O’Shares International Developed Quality Dividend ETF

Exhibit B

Funds

Prospectus and Statement of Additional Information

Alerian Energy Infrastructure ETF

Alerian MLP ETF

ALPS Active REIT ETF

ALPS Active Equity Opportunities ETF

ALPS Clean Energy ETF

ALPS Disruptive Technologies ETF

ALPS Emerging Sector Dividend Dogs ETF

ALPS International Sector Dividend Dogs ETF

ALPS Medical Breakthroughs ETF

ALPS REIT Dividend Dogs ETF

ALPS Equal Sector Weight ETF

ALPS Sector Dividend Dogs ETF

ALPS | Smith Core Plus Bond ETF

Barron’s 400 ETF

Level Four Large Cap Growth Active ETF

ALPS Dynamic Core Income ETF

ALPS Dynamic US Dividend Advantage ETF

RiverFront Strategic Income Fund

ALPS Electrification Infrastructure ETF

Statement of Additional Information Only

ALPS | BBH Intermediate Municipal Bond ETF

ALPS | O’Shares U.S. Quality Dividend ETF

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

ALPS | O’Shares Global Internet Giants ETF

ALPS | O’Shares International Developed Quality Dividend ETF